EXHIBIT 99.1

Santander Drive Auto Receivables Trust 2013-1

Class A-1 0.26000% Asset Backed Notes

Class A-2 0.48% Asset Backed Notes

Class A-3 0.62% Asset Backed Notes

Class B 1.16% Asset Backed Notes

Class C 1.76% Asset Backed Notes

Class D 2.27% Asset Backed Notes

Class E 3.21% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2013-1, as Issuer, Santander Consumer USA Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Deutsche Bank Trust Company Americas as Indenture Trustee, dated as of January 16, 2013. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	09/01/2014
Collection Period Ending:	09/30/2014
Prev. Distribution/Close Date:	09/15/2014
Distribution Date:	10/15/2014
Days of Interest for Period:	30
Days in Collection Period:	30
Months Seasoned:	21

Purchases								Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase								65,349	12/31/2012	01/16/2013	1,190,738,462.70
Subsequent Rec. #1								12,224	01/31/2013		221,690,914.16
Total								77,573			1,412,429,376.86

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance										{1}	762,013,052.10

{2} Aggregate Principal Balance of Subsequent Receivables										{2}	—

Monthly principal amounts
{3} Scheduled payments									{3}	8,356,460.51
{4} Prepayments received (partial and full)									{4}	10,097,530.45
{5} Repurchased Receivables									{5}	347,574.74
{6} Defaulted Receivables									{6}	10,418,056.77
{7} Cram Down Losses									{7}	(3,325.65)
{8} Other Receivables adjustments									{8}	—

{9} Total Principal distributable amount										{9}	29,216,296.82

{10} End of period aggregate Principal Balance										{10}	732,796,755.28

{11} Pool Factor ({10}/ Original Pool Balance)										{11}	0.518820

II. NOTE BALANCE CALCULATION

				Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{12} Original Note Balance			{12}	184,000,000.00	355,000,000.00	294,330,000.00	137,710,000.00	169,490,000.00	109,470,000.00	42,370,000.00	1,292,370,000.00

{13} Beginning of period Note Balance			{13}	—	—	188,671,094.28	137,710,000.00	169,490,000.00	109,470,000.00	42,370,000.00	647,711,094.28

{14} First Allocation of Principal			{14}	—	—	—	—	—	—	—	—
{15} Second Allocation of Principal			{15}	—	—	—	—	—	—	—	—
{16} Third Allocation of Principal			{16}	—	—	—	—	—	—	—	—
{17} Fourth Allocation of Principal			{17}	—	—	—	—	—	—	—	—
{18} Fifth Allocation of Principal			{18}	—	—	—	—	—	—	—	—
{19} Regular Allocation of Principal			{19}	—	—	24,833,852.29	—	—	—	—	24,833,852.29
{20} Excess funds from Prefunding Account			{20}	—	—	—	—	—	—	—	—
{21} Optional Purchase payment amount			{21}	—	—	—	—	—	—	—	—
{22} End of period Note Balance			{22}	—	—	163,837,241.99	137,710,000.00	169,490,000.00	109,470,000.00	42,370,000.00	622,877,241.99
{23} Note Pool Factors			{23}	—	—	0.556645	1.000000	1.000000	1.000000	1.000000	0.481965
{24} Principal payment per $1,000			{24}	—	—	84.37	—	—	—	—	19.22

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{25} Scheduled principal payments received									{25}	8,356,460.51
{26} Partial and full prepayments received									{26}	10,097,530.45
{27} Liquidation Proceeds									{27}	4,864,433.77
{28} Principal on Repurchased Receivables									{28}	792,571.61
{28a} Interest on Repurchased Receivables									{28a}	4,708.46
{29} Interest collected on Receivables									{29}	9,752,496.21
{30} Other amounts received									{30}	112,332.81
{31} Interest Earned on Prefunding Account									{31}	—
{32} Reserve Account Excess Amount									{32}	—
{33} Reserve Account Draw Amount									{33}	—

{34} Total Available Funds										{34}	33,980,533.82

Distributions
{35} Indenture Trustee Fee									{35}	—
{36} Owner Trustee Fee									{36}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{37}	1,905,032.63	—	—	1,905,032.63					{37}	1,905,032.63

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{38}	Class A-1	—	0.26000%	30	Actual/360	—			{38}	—
{39}	Class A-2	—	0.48%	30	30 / 360	—			{39}	—
{40}	Class A-3	188,671,094.28	0.62%	30	30 / 360	97,480.07			{40}	97,480.07

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{41}	Class A-1	—	—	—					{41}	—
{42}	Class A-2	—	—	—					{42}	—
{43}	Class A-3	—	—	—					{43}	—

{44} First Allocation of Principal									{44}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class B	137,710,000.00	1.16%	30	30 / 360	133,119.67			{45}	133,119.67

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class B	—	—	—					{46}	—

{47} Second Allocation of Principal									{47}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class C	169,490,000.00	1.76%	30	30 / 360	248,585.33			{48}	248,585.33

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class C	—	—	—					{49}	—

{50} Third Allocation of Principal									{50}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class D	109,470,000.00	2.27%	30	30 / 360	207,080.75			{51}	207,080.75

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class D	—	—	—					{52}	—

{53} Fourth Allocation of Principal									{53}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{54}	Class E	42,370,000.00	3.21%	30	30 / 360	113,339.75			{54}	113,339.75

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{55}	Class E	—	—	—					{55}	—

{56} Fifth Allocation of Principal									{56}	—

{57} Reserve Account deposit									{57}	—
{58} Regular Allocation of Principal									{58}	24,833,852.29
{59} Distribution to Residual Interestholder									{59}	6,442,043.33

{60} Total Distribution Amount										{60}	33,980,533.82

IV. RECONCILIATION OF RESERVE ACCOUNT

{61} Beginning of period Reserve Account balance							{61}	28,248,587.53
{62} Deposit to Reserve Account							{62}
{63} Release from Reserve Account							{63}	—

{64} End of period Reserve Account balance										{64}	28,248,587.53

{65} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date and each Subsequent Receivables Added since Cut-Off)										{65}	28,248,587.53
{66} Change in Reserve Account balance from prior period										{66}	—

V. RECONCILIATION OF PREFUNDING ACCOUNT

{67} Beginning of period Prefunding Account balance							{67}	—
{68} Interest Earned on Prefunding Account							{68}	—
{69} Release to Seller for Subsequent Receivables Purchase							{69}	—
{70} Interest Earned transferred to Available Funds							{70}	—
{71} Release of excess to Noteholders							{71}	—

{72} End of period Prefunding Account balance										{72}	—

{73} Change in Prefunding Account balance from prior period										{73}	—

VI. OVERCOLLATERALIZATION

Targeted Overcollateralization (greater of)
{74} (i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and										{74}	109,919,513.29
{75} (ii) 1.50% of the Principal Balance of the Receivables as of the Initial Pool Balance and the Subsequent Pool Balance										{75}	21,186,440.65

{76} Cumulative Net Loss Trigger										{76}	No
{77} Targeted Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)										{77}	183,199,188.82

{78} End of period Principal Balance of the Receivables									{78}	732,796,755.28
{79} Amount on deposit in the Prefunding Account									{79}	—
{80} End of period Note Balance									{80}	622,877,241.99
{81} Overcollateralization amount at the end of the Collection Period										{81}	109,919,513.29
{82} Overcollateralization % at the end of the Collection Period										{82}	15.00%

VII. STATISTICAL DATA

								Original	Original Subsequent #1	Previous Aggregate	Current Aggregate
{83} Principal Balance of the Receivables							{83}	1,190,738,462.70	221,690,914.16	762,013,052.10	732,796,755.28
{84} Weighted average coupon of the Receivables							{84}	16.84%	16.75%	16.67%	16.67%
{85} Weighted average original term of the Receivables							{85}	69.40	69.13	69.79	69.82
{86} Weighted average remaining term of the Receivables							{86}	68.21	68.46	51.32	50.50
{87} Number of Receivables							{87}	65,349	12,224	49,350	47,894

VIII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{88} 31-60 days								{88}	5,285	83,039,652.01	11.33%
{89} 61-90 days								{89}	1,620	25,123,729.80	3.43%
{90} over 90 days								{90}	690	10,284,817.40	1.40%
{91} Total								{91}	7,595	118,448,199.21	16.16%

X. REPOSSESSION INVENTORY

										Units	Dollars
{92} Beginning of period Repossessed Inventory									{92}	641	10,051,551.81
{93} Vehicles Repossessed in current period									{93}	745	11,779,754.66
{94} Repossessed vehicles sold in current period									{94}	577	9,105,349.61
{95} Repossessed vehicles reinstated in current period									{95}	181	2,716,852.43
{96} Repossessed vehicle adjustment in current period									{96}	(6)	(68,603.05)
{97} End of period Repossessed Inventory									{97}	622	9,940,501.38

XI. CUMULATIVE NET LOSS RATIO

{98} Receivables becoming Defaulted Receivables during period	{98}	10,418,056.77
{99} Cram Down Losses occurring during period	{99}	(3,325.65)
{100} Liquidation Proceeds collected during period	{100}	4,864,433.77
{101} Net losses during period	{101}	5,550,297.35

{102a} Cumulative Net losses since Cut-off Date (beginning of period)	{102a}	89,792,998.76
{102b} Net losses during period	{102b}	5,550,297.35
{102c} Other Adjustments	{102c}	(444,996.87)
{102d} Cumulative Net losses since Cut-off Date (end of period)	{102d}	94,898,299.24

{103} Cumulative Net Loss Ratio (Net losses since the Cut-off Date /(Initial Pool Balance + Subsequent Pool Balance)	{103}	6.72%

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2013-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 1, 2014 to September 30, 2014. Please refer to the Form ABS-15G filed by the Securitizer on January 31, 2014 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jennifer Popp
Name:	Jennifer Popp
Title:	Chief Accounting Officer
Date:	October 9, 2014